Net sales - Disaggregation of Revenue (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 3,014.0	SFr 2,318.3	SFr 1,792.1
Largest Single Customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	11.00%
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 1,740.1	1,480.3	1,162.2
thereof the United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,550.5	1,367.7	1,082.1
Europe, Middle East and Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	762.7	577.8	488.7
thereof Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	39.3	38.7	46.0
Asia-Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	511.1	260.2	141.1
Shoes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	2,804.4	2,199.6	1,711.4
Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	169.9	101.0	68.9
Accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	39.6	17.7	11.8
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,753.4	1,375.5	1,120.3
Direct-to-Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 1,260.5	SFr 942.8	SFr 671.8